Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Unrecognized Contractual Commitments

The Group’s significant unrecognized contractual commitments are as follows:

	December 31,	December 31,
	2025	2024
Acquisition of property, plant and equipment	$607,315	$48,842
Access to software license services	186,322	428,229
Other services	150,940	21,775
Total	$944,577	$498,846